Shareholders' Equity (Details) (USD $)	6 Months Ended
Jun. 30, 2014
September 2, 2011 [Member]
Dividends Payable [Line Items]
Dividends, Total	$ 3,880,406
April 18, 2012 [Member]
Dividends Payable [Line Items]
Dividends, Total	7,527,988
August 31, 2012 [Member]
Dividends Payable [Line Items]
Dividends, Total	5,094,140
April 26, 2013 [Member]
Dividends Payable [Line Items]
Dividends, Total	4,142,199
September 20, 2013 [Member]
Dividends Payable [Line Items]
Dividends, Total	$ 4,803,178